Contents of Significant Accounts - Share-Based Payment - Additional Information (Detail) $ in Thousands, Right in Millions								1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 05, 2025	Dec. 05, 2024	Dec. 05, 2023	Dec. 05, 2022	Jun. 09, 2021	Sep. 30, 2020	Sep. 01, 2020	Jun. 30, 2021 Right	Sep. 30, 2020 Right	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Restricted Stock Plan For Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expenses | $										$ 483,000	$ 775,000	$ 1,025,000
Eligibility terms to vested restricted stocks										Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by UMC are gradually eligible to the vested restricted stocks at certain percentage and time frame.
Life of plan	4 years	4 years	4 years	4 years	4 years		4 years
Stock Appreciation Right Plan For Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expenses | $										$ 1,000	20,000	$ 105,000
Stock Appreciation Right Plan For Employees Description										One unit of stock appreciation right to employees represents a right to the intrinsic value of one common share of UMC.
Life of plan						4 years		4 years
Liabilities for stock appreciation right recognized										$ 0	8,000
Unit of cash-settled stock appreciation right | Right								1	26
Intrinsic Value for the Liabilities of Vested Rights										$ 0	$ 0